Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,484	$ 1,729
Accounts receivable	5,245	5,735
Inventories	5,041	5,365
Income taxes receivable	518	980
Total current assets	14,288	13,809
Property, plant and equipment, net	68,512	67,650
Exploration and evaluation	1,742	1,758
Other assets	1,559	1,710
Goodwill and other intangible assets	3,503	3,528
Deferred income taxes	180	84
Total assets	89,784	88,539
Current liabilities
Short-term debt		494
Current portion of long-term debt	997
Current portion of long-term lease liabilities	599	348
Accounts payable and accrued liabilities	8,161	7,731
Current portion of provisions	958	983
Income taxes payable	32	41
Total current liabilities	10,747	9,597
Long-term debt	9,348	11,087
Long-term lease liabilities	3,745	3,478
Other long-term liabilities	1,502	1,488
Provisions	11,931	11,610
Deferred income taxes	7,997	8,000
Equity	44,514	43,279
Total liabilities and shareholders' equity	$ 89,784	$ 88,539